NET TRADING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Trading Income [Line Items]
Net trading income	$ 1,559,626	$ 922,281	$ 1,288,142
Derivatives [member]
Disclosure Of Net Trading Income [Line Items]
Net income on financial derivatives	1,503,453	710,213	530,506
Other trading income	26,402	86,969	136,072
Net trading income	1,529,855	797,182	666,578
Trading securities [member]
Disclosure Of Net Trading Income [Line Items]
Fixed income securities	(60,797)	(135,465)	343,758
Equities	90,568	260,564	277,806
Net trading income	$ 29,771	$ 125,099	$ 621,564